UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10599
Investment Company Act File Number
Tax-Managed Small-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 0.6%
AAR Corp.	19,400	$411,086

		$411,086

Building Products — 2.8%
A.O. Smith Corp.	49,850	$2,117,628

		$2,117,628

Chemicals — 3.2%
Calgon Carbon Corp.(1)	17,200	$281,048
Innophos Holdings, Inc.	16,000	798,720
RPM International, Inc.	52,600	1,316,578

		$2,396,346

Commercial Banks — 11.4%
First Midwest Bancorp, Inc.	39,200	$426,496
First Niagara Financial Group, Inc.	63,900	611,523
MB Financial, Inc.	65,800	1,194,270
National Penn Bancshares, Inc.	233,100	2,025,639
Prosperity Bancshares, Inc.	39,200	1,627,192
Trustmark Corp.	32,000	754,240
Umpqua Holdings Corp.	154,900	1,885,133

		$8,524,493

Commercial Services & Supplies — 1.4%
Brink’s Co. (The)	38,200	$1,076,858

		$1,076,858

Communications Equipment — 3.0%
NETGEAR, Inc.(1)	56,800	$2,261,776

		$2,261,776

Construction & Engineering — 2.6%
Chicago Bridge & Iron Co. NV-NY Shares	28,300	$1,205,014
Emcor Group, Inc.	14,500	418,035
MasTec, Inc.(1)	20,800	338,832

		$1,961,881

Containers & Packaging — 2.7%
AptarGroup, Inc.	38,200	$2,002,444

		$2,002,444

Electric Utilities — 9.1%
Cleco Corp.	70,000	$2,783,200
Portland General Electric Co.	80,100	1,997,694
Westar Energy, Inc.	70,000	1,990,800

		$6,771,694

Energy Equipment & Services — 5.9%
Bristow Group, Inc.	34,700	$1,702,382
Hornbeck Offshore Services, Inc.(1)	45,500	1,487,395
Oil States International, Inc.(1)	15,000	1,195,350

		$4,385,127

Security	Shares	Value
Food Products — 4.7%
J & J Snack Foods Corp.	15,000	$765,450
Lancaster Colony Corp.	28,200	1,959,618
TreeHouse Foods, Inc.(1)	14,300	808,522

		$3,533,590

Health Care Equipment & Supplies — 3.2%
Teleflex, Inc.	17,400	$1,064,706
West Pharmaceutical Services, Inc.	33,600	1,360,128

		$2,424,834

Health Care Providers & Services — 4.6%
Magellan Health Services, Inc.(1)	35,800	$1,747,756
Owens & Minor, Inc.	56,550	1,719,686

		$3,467,442

Insurance — 6.5%
Argo Group International Holdings, Ltd.	40,700	$1,172,567
Aspen Insurance Holdings, Ltd.	47,800	1,269,568
ProAssurance Corp.	9,700	791,811
Protective Life Corp.	34,900	872,849
Tower Group, Inc.	34,100	736,219

		$4,843,014

IT Services — 2.4%
MAXIMUS, Inc.	40,200	$1,810,206

		$1,810,206

Machinery — 5.9%
Barnes Group, Inc.	78,300	$1,980,207
Crane Co.	29,000	1,392,000
Wabtec Corp.	15,500	1,066,245

		$4,438,452

Media — 1.1%
Madison Square Garden Co. (The)(1)	29,000	$832,010

		$832,010

Oil, Gas & Consumable Fuels — 2.0%
Gulfport Energy Corp.(1)	45,900	$1,508,733

		$1,508,733

Professional Services — 2.4%
Towers Watson & Co., Class A	30,000	$1,794,000

		$1,794,000

Road & Rail — 7.9%
Genesee & Wyoming, Inc., Class A(1)	41,000	$2,546,100
Old Dominion Freight Line, Inc.(1)	79,100	3,371,242

		$5,917,342

Software — 2.4%
JDA Software Group, Inc.(1)	59,600	$1,756,412

		$1,756,412

Specialty Retail — 6.6%
Aeropostale, Inc.(1)	48,400	$792,308
Buckle, Inc. (The)	13,500	589,005
Children’s Place Retail Stores, Inc. (The)(1)	31,400	1,566,546
Dick’s Sporting Goods, Inc.	20,100	828,321
Finish Line, Inc., Class A (The)	52,800	1,116,720

		$4,892,900

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 4.5%
Carter’s, Inc.(1)	42,900	$1,798,368
Hanesbrands, Inc.(1)	46,200	1,136,520
Iconix Brand Group, Inc.(1)	21,800	401,338

		$3,336,226

Thrifts & Mortgage Finance — 0.9%
Washington Federal, Inc.	40,700	$641,432

		$641,432

Total Common Stocks (identified cost $52,156,635)		$73,105,926

Short-Term Investments — 2.3%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/12	$1,689	$1,688,724

Total Short-Term Investments (identified cost $1,688,724)		$1,688,724

Total Investments — 100.1% (identified cost $53,845,359)		$74,794,650

Other Assets, Less Liabilities — (0.1)%		$(45,891)

Net Assets — 100.0%		$74,748,759

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,913,269

Gross unrealized appreciation	$20,917,290
Gross unrealized depreciation	(35,909)

Net unrealized appreciation	$20,881,381

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$73,105,926	$—	$—	$73,105,926
Short-Term Investments	—	1,688,724	—	1,688,724

Total Investments	$73,105,926	$1,688,724	$—	$74,794,650

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Small-Cap Value Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012